Investment and Fair Value Measurement (Details) - Schedule of fair value reconciliation of Level 3 assets - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Ending balance	77,200
Change in unrealized (depreciation) appreciation, net
Additions	77,200
Net change in unrealized appreciation relating to investments still held
Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	4,289	203,320
Ending balance		4,289
Change in unrealized (depreciation) appreciation, net	(4,289)	(199,031)
Additions
Net change in unrealized appreciation relating to investments still held		$ (198,549)